Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Research and development expenses [Table Text Block]
	2012	2011	2010
Gross research and development expenses	(3,654)	(2,851)	(3,958)
Research Tax Credit	256	411	327
Grants	739	4	363
Net Research and development expenses	(2,659)	(2,436)	(3,268)